Schedule of estimate fair value of warrant (Details) - $ / shares	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Warrants
Weighted average estimated fair value per common share	$ 2.63	$ 0.45
Weighted average exercise price of the warrant	$ 3.20	$ 2.85
Weighted average expected life of the warrant	4 years 8 months 1 day	10 months 6 days